Annual Operating Expenses {- Fidelity® Puritan® Fund} - 08.31 Fidelity Puritan Fund K PRO-09 - Fidelity® Puritan® Fund - Fidelity Puritan Fund-Class K	Oct. 30, 2021
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.43%